GAIN/(LOSS) ON SALE OF ASSETS (Gain on Sale of Vessels) (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Number of feeder container vessels accounted for as direct financing leases sold | vessel			15
Number of feeder container vessels accounted for as leaseback assets sold | vessel			3
Lessor, operating lease, number of lease assets sold | vessel		7	7	4
Gain (loss) on sale of vessel			$ 39,405,000	$ 2,250,000	$ 0
Termination fee				3,200,000
Gain (loss) on termination charters					$ 0
18 MSC feeder container vessels
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and termination of charters			82,000,000
Gain on sale of leased assets, net, operating leases			600,000
Handysize vessels
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and termination of charters			97,700,000
Gain (loss) on sale of vessel		$ 39,300,000
West Taurus
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessel	$ (600,000)		$ (600,000)
Front Hakata
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and termination of charters				30,300,000
Gain (loss) on sale of vessel				1,400,000
Sea Cheetah, Sea Jaguar, Sea Halibut and Sea Pike
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and termination of charters				4,300,000
Gain on sale of leased assets, net, operating leases				900,000
Sea Leopard
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessel				(30,000.00)
Hunter Atla, Hunter Saga and Hunter Laga
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and termination of charters				$ 176,200,000